Kinetics Global Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 58.9%		Shares	Value
Accommodation - 0.2%
Civeo Corp.		5,400	$124,200

Administrative and Support Services - 0.0%(a)
RB Global, Inc.		200	21,672

Aerospace and Defense - 0.3%
Booz Allen Hamilton Holding Corp.		1,600	159,920
Elbit Systems Ltd.		10	5,098
			165,018

Agencies, Brokerages, and Other Insurance Related Activities - 0.0%(a)
Brookfield Wealth Solutions Ltd.		232	15,890

Asset Management - 3.2%
Investor AB (b)		67,200	2,098,929

Chemical Manufacturing - 0.0%(a)
Resonac Holdings Corp.		600	20,371

Diversified Real Estate Activities - 0.8%
PrairieSky Royalty Ltd.		27,200	504,638

Electric Power Generation, Transmission and Distribution - 4.4%
Hawaiian Electric Industries, Inc. (b)		260,000	2,870,400

Entertainment - 1.3%
IG Port, Inc.		83,200	863,590

Financial Services - 3.7%
Hellenic Exchanges - Athens Stock Exchange SA		310,400	2,419,790
Kinnevik AB (b)		200	1,776
Value Partners Group Ltd.		10,000	3,392
			2,424,958

Funds, Trusts, and Other Financial Vehicles - 0.9%
Mesabi Trust (c)		20,918	612,270

Global Exchanges - 0.8%
ASX Ltd.		800	31,015
B3 SA - Brasil Bolsa Balcao		30,000	75,250
Deutsche Boerse AG		600	160,681
Euronext NV (d)		1,120	167,524
Japan Exchange Group, Inc. - ADR (c)		3,900	43,290
NZX Ltd.		38,000	30,512
			508,272

Hospitality and Tourism - 0.4%
Carnival Corp. (b)		4,200	121,422
Norwegian Cruise Line Holdings Ltd. (b)		2,000	49,260
Royal Caribbean Cruises Ltd.		200	64,716
			235,398

Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited		4	6,993

Legal Services - 0.1%
CRA International, Inc.		220	45,877

Live Sports (Spectator Sports) - 0.2%
BIGLEAGUE (b)(e)		1,818	110,116

Management of Companies and Enterprises - 8.6%
Associated Capital Group, Inc. - Class A		13,300	445,949
Fairfax India Holdings Corp. (b)(d)		157,200	2,711,700
Valterra Platinum Ltd. - ADR		736	8,685
White Mountains Insurance Group Ltd.		1,458	2,437,076
			5,603,410

Management, Scientific, and Technical Consulting Services - 0.1%
CACI International, Inc. - Class A (b)		100	49,878

Media - 2.1%
AlphaPolis Co. Ltd.		36,400	392,343
Nippon BS Broadcasting Corp.		2,000	14,173
Nippon Television Holdings, Inc.		25,000	667,072
Toei Animation Co. Ltd.		14,000	288,738
			1,362,326

Mining (except Oil and Gas) - 6.8%
Franco-Nevada Corp.		4,800	1,069,968
Sandstorm Gold Ltd.		90,000	1,126,800
Wheaton Precious Metals Corp.		20,000	2,236,800
			4,433,568

Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc. (b)		40	8,751
Penske Automotive Group, Inc.		30	5,217
			13,968

Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR		2,113	40,126

Nonmetallic Mineral Product Manufacturing - 0.2%
Eagle Materials, Inc.		418	97,411

Oil and Gas Extraction - 13.6%
EQT Corp.		12	653
Permian Basin Royalty Trust (c)		40,000	730,000
Texas Pacific Land Corp.		8,634	8,061,048
			8,791,701

Other Crop Farming - 0.0%(a)
J G Boswell Co.		54	26,986

Other Financial Investment Activities - 3.8%
Galaxy Digital, Inc. - Class A (b)		54,000	1,825,740
GAMCO Investors, Inc. - Class A		26,010	604,212
			2,429,952

Other Investment Pools and Funds - 1.5%
Partners Value Investments LP (b)		21,930	283,481
Urbana Corp.		72,960	398,955
Urbana Corp. - Class A		57,400	301,085
			983,521

Real Estate - 0.0%(a)
Tejon Ranch Co. (b)		800	12,784

Securities and Commodities Exchanges - 0.4%
Cboe Global Markets, Inc.		200	49,050
CME Group, Inc.		200	54,038
Intercontinental Exchange, Inc.		500	84,240
TXSE Group, Inc. (b)(e)		4,350	100,050
			287,378

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
Brookfield Asset Management Ltd.		400	22,776
Brookfield Corp.		4,000	274,320
OTC Markets Group, Inc. - Class A		400	21,200
			318,296

Support Activities for Mining - 0.2%
Aris Water Solutions, Inc. - Class A		5,600	138,096
Core Laboratories, Inc.		200	2,472
Liberty Energy, Inc.		200	2,468
			143,036

Support Activities for Water Transportation - 3.9%
Clarkson PLC		9,000	444,220
Landbridge Co. LLC - Class A		35,000	1,867,250
Siem Industries, Inc. (b)		5,500	192,500
			2,503,970

Technology Services and Software - 0.8%
SB Technology, Inc. (b)(e)		29,053	500,002

Water, Sewage and Other Systems - 0.0%(a)
Pure Cycle Corp. (b)		800	8,856
TOTAL COMMON STOCKS (Cost $25,820,432)			38,235,761

UNIT INVESTMENT TRUSTS - 23.7%		Shares	Value
Grayscale Bitcoin Mini Trust ETF (b)		30,704	1,554,544
Grayscale Bitcoin Trust ETF (b)		153,520	13,781,490
Grayscale Ethereum Classic Trust (b)		24	227
TOTAL UNIT INVESTMENT TRUSTS (Cost $343,860)			15,336,261

WARRANTS - 0.1%		Contracts	Value
Other Investment Pools and Funds - 0.1%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93 (b)		3,493	82,450
TOTAL WARRANTS (Cost $19,638)			82,450

PREFERRED STOCKS - 0.0%(a)		Shares	Value
Financial Services - 0.0%(a)
Partners Value Investments LP, Series 1*, 4.50%, Perpetual (b)		515	11,974

Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030 (b)		2,193	1,623
TOTAL PREFERRED STOCKS (Cost $12,301)			13,597

CONVERTIBLE BONDS - 0.0%(a)		Par	Value
Department Stores - 0.0%(a)
Sears Holdings Corp., 8.00%, 12/15/2019 (e)(f)		41,080	0
TOTAL CONVERTIBLE BONDS (Cost $41,080)			0

TOTAL INVESTMENTS - 82.7% (Cost $26,237,311)			53,668,069
Money Market Deposit Account - 18.4% (g)(h)			11,910,958
Liabilities in Excess of Other Assets - (1.1)%			(706,529)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$64,872,498
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $653,892.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,879,224 or 4.4% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $710,168 or 1.1% of net assets as of September 30, 2025.

(f)	Issuer is currently in default.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $664,819 which represented 1.0% of net assets.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin-off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2025, 2.35%, 1.09%, 0.23%, 0.82%, 1.21% and 0.45% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Kinetics Spin-Off and Corporate Restructuring Fund , respectively, were fair valued securities. The other Master Portfolio did not hold any fair-valued securities at September 30, 2025.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Global Portfolio's net assets as of September 30, 2025:

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks	$37,525,593		$–	$710,168		$38,235,761
Unit Investment Trust	15,336,261		–	–		15,336,261
Warrants	82,450		–	–		82,450
Preferred Stocks	–		13,597	–		13,597
Convertible Bonds	–		–	–	*	–
Total Investments in Securities	$52,944,304		$13,597	$710,168		$53,668,069

During the period ended September 30, 2025, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2024	$99,990
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	10,126	***
Net purchases and/or acquisitions	600,052
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2025	$710,168

Description	Fair Value at 6/30/2025		Valuation Techniques	Unobservable Input	Range**
Common Stocks	$110,116		Cost Approach	Precedent Transaction	$55.00 - $60.57
Convertible Bonds	$-	*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00 - $0.00
Common Stocks	$500,002		Cost Approach	Precedent Transaction	$17.21 - $17.21
Common Stocks	$100,050		Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at September 30, 2025 is $10,126.